INCOME TAXES (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
United States | U.S.
Operating loss carryforwards
Valuation allowance against the related deferred tax assets	$ 196.5
Federal | U.S.
Operating loss carryforwards
Net operating loss carryforwards	529.3
State | U.S.
Operating loss carryforwards
Net operating loss carryforwards	227.8
Foreign | China
Operating loss carryforwards
Net operating loss carryforwards	293.8
Valuation allowance against the related deferred tax assets	45.1
Foreign | Countries other than U.S. and China
Operating loss carryforwards
Net operating loss carryforwards	85.1
Valuation allowance against the related deferred tax assets	$ 12.5